Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000015080 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000015080 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1]
C000015080 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000015080 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000015080 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000015080 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000015080 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	70.20%	[1]
C000015080 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015080 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015080 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000015080 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000015080 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015080 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015080 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015080 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015080 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000015078 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
C000015078 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[2]
C000015078 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
C000015078 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000015078 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000015078 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000015078 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	70.20%	[2]
C000015078 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015078 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015078 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000015078 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000015078 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015078 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015078 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015078 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015078 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000015076 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[3]
C000015076 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[3]
C000015076 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[3]
C000015076 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000015076 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000015076 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000015076 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	70.20%	[3]
C000015076 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015076 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015076 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000015076 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000015076 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015076 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015076 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015076 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000015076 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%
C000015185 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000015185 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4]
C000015185 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[4]
C000015185 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[4]
C000015185 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[4]
C000015185 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[4]
C000015185 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4]
C000015185 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[4]
C000015185 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015185 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015185 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015185 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015185 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015185 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015185 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015185 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015185 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015185 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	78.50%
C000015185 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015185 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000015185 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000015185 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000015185 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015185 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015185 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000015185 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015187 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000015187 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
C000015187 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[5]
C000015187 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[5]
C000015187 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[5]
C000015187 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[5]
C000015187 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
C000015187 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[5]
C000015187 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015187 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015187 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015187 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015187 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015187 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015187 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015187 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015187 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015187 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	78.50%
C000015187 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015187 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000015187 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000015187 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000015187 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015187 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015187 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000015187 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000151934 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000151934 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000151934 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[6]
C000151934 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[6]
C000151934 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[6]
C000151934 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[6]
C000151934 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000151934 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[6]
C000151934 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.30%
C000151934 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000151934 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000151934 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000151934 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000151934 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000151934 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000151934 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000151934 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000151934 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	78.50%
C000151934 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000151934 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000151934 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000151934 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000151934 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000151934 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000151934 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000151934 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015189 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000015189 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000015189 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[7]
C000015189 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[7]
C000015189 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[7]
C000015189 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[7]
C000015189 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[7]
C000015189 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[7]
C000015189 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015189 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015189 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015189 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015189 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015189 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015189 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015189 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015189 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015189 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	78.50%
C000015189 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015189 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000015189 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000015189 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000015189 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015189 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015189 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000015189 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.